Thrivent Variable Annuity Account I

Supplement to Prospectus dated April 29, 2005

  The column heading "Miximum Risk Charge" at the top of page 5 of the prospectus is amended to state "Maximum Risk Charge."

  The columns in the table under "Surrender Charges" on page 57 of the prospectus are amended to state as follows:

                                         Contract Year         Percent Applied

                                              1                      6%
                                              2                      5%
                                              3                      4%
                                              4                      3%
                                              5                      2%
                                              6                      1%

The date of this Supplement is May 5, 2005.

Please include this Supplement with your Prospectus.